Stock Based Compensation (Details 1) (Stock Options [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Options [Member]
Summary of Company's aggregate stock options granted
Number of Shares Remaining Options/Warrants, Outstanding, beginning balance	516,400	364,400
Number of Shares Remaining Options, granted	140,625	178,000
Number of Shares Remaining Options, Expired/cancelled	(1,000)	26,000
Number of Shares Remaining Options/Warrants, Outstanding, balance	656,025	516,400
Number of Shares Remaining Options/Warrants, Exercisable	589,925	442,650
Weighted Average Exercise Price, Outstanding, beginning balance	$ 3.25	$ 5.20
Weighted Average Exercise Price, Options granted	$ 1.20	$ 2.05
Weighted Average Exercise Price, Cancelled/expired	$ 2.22	$ 5.68
Weighted Average Exercise Price, Outstanding, balance	$ 2.79	$ 3.25
Weighted Average Exercise Price, Exercisable	$ 2.85	$ 3.43
Weighted-Average Remaining Contractual Term, Outstanding	6 years 9 months 18 days	7 years 9 months 18 days
Weighted Average Remaining Contractual Term, Exercisable	6 years 7 months 6 days	7 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0